Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of fair value hierarchy of financial instruments

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2024	2023	2024	2023

Assets
Long-term investments – TAP Bond	7	2	1,004,505	780,312	1,004,505	780,312
Derivative financial instruments	24	2	—	21,909	—	21,909

Liabilities
Loans and financing	19	—	(14,981,417)	(9,698,912)	(13,949,702)	(9,796,608)
Convertible debt instruments – conversion right	21	2	(51,740)	(488,775)	(51,740)	(488,775)
Derivative financial instruments	24	2	(65,375)	(69,745)	(65,375)	(69,745)
Financial instruments whose fair value approximates their carrying value, based on established conditions, mainly due to the short maturity period, were not disclosed.

Schedule of maturity of derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2024 are as follows:

	December 31, 2024
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	14,981,417	21,073,217	3,660,524	13,601,921	3,810,772
Leases	21,378,847	34,718,185	6,667,939	20,479,710	7,570,536
Convertible debt instruments	1,182,368	2,006,333	374,555	1,631,778	—
Accounts payable	5,309,621	5,666,072	4,252,796	869,788	543,488
Airport taxes and fees	1,377,419	1,395,699	586,659	369,287	439,753
	44,229,672	64,859,506	15,542,473	36,952,484	12,364,549

Schedule of foreign exchange risk
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2024	2023	2024	2023

Assets
Cash and cash equivalents	76,267	82,975	6,420	4,092
Long-term investments	—	—	1,004,505	780,312
Accounts receivable	687,396	115,024	2,927	2,876
Aircraft sublease	—	30,802	—	—
Deposits	3,257,360	2,196,474	11,581	—
Other assets	72,360	26,207	5,535	—
Total assets	4,093,383	2,451,482	1,030,968	787,280

Liabilities
Loans and financing	(13,720,427)	(8,889,048)	—	—
Leases	(21,250,461)	(14,043,101)	—	—
Convertible debt instruments	(1,182,368)	(1,201,610)	—	—
Accounts payable	(3,356,243)	(2,040,546)	—	—
Airport taxes and fees	(3,373)	(21,994)	—	—
Provisions (a)	(3,947,439)	(2,573,170)	—	—
Other liabilities (a)	(31,055)	(108,687)	(15)	—
Total liabilities	(43,491,366)	(28,878,156)	(15)	—
Net exposure	(39,397,983)	(26,426,674)	1,030,953	787,280
Net exposure in foreign currency	(6,362,415)	(5,458,590)	160,178	147,111

(a)Such balances refer to the “Provisions and other liabilities” line disclosed on December 31, 2023.

Schedule of maturity of non-derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2024 are as follows:

	December 31, 2024
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	14,981,417	21,073,217	3,660,524	13,601,921	3,810,772
Leases	21,378,847	34,718,185	6,667,939	20,479,710	7,570,536
Convertible debt instruments	1,182,368	2,006,333	374,555	1,631,778	—
Accounts payable	5,309,621	5,666,072	4,252,796	869,788	543,488
Airport taxes and fees	1,377,419	1,395,699	586,659	369,287	439,753
	44,229,672	64,859,506	15,542,473	36,952,484	12,364,549

Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
As of December 31, 2024, the Company held assets and liabilities linked to different types of interest rates. In the sensitivity analysis of non-derivative financial instruments, the impact was considered only on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR
Description	Rate (p.a.)	December 31, 2024	Weighted rate (p.a.)	December 31, 2024

Exposed assets (liabilities), net	12.2%	(430,428)	4.4%	(2,233,707)

Effect on profit or loss
Interest rate devaluation by -10%	10.9%	6,101	4.0%	10,016
Interest rate devaluation by -25%	9.1%	15,253	3.3%	25,041
Interest rate appreciation by 10%	13.4%	(6,101)	4.8%	(10,016)
Interest rate appreciation by 25%	15.2%	(15,253)	5.5%	(25,041)

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
The following table demonstrates the sensitivity analysis of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2024

Aircraft fuel	4.4	(5,583,503)

Effect on profit or loss
Devaluation by -10%	4.0	558,350
Devaluation by -25%	3.3	1,395,876
Appreciation by 10%	4.8	(558,350)
Appreciation by 25%	5.5	(1,395,876)

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2024	Closing rate	December 31, 2024

Exposed assets (liabilities), net	6.2	(39,397,983)	6.4	1,030,953

Effect on profit or loss
Foreign currency devaluation by -10%	5.6	3,939,798	5.6	(103,095)
Foreign currency devaluation by -25%	4.6	9,849,496	4.8	(257,738)
Foreign currency appreciation by 10%	6.8	(3,939,798)	7.1	103,095
Foreign currency appreciation by 25%	7.7	(9,849,496)	8.0	257,738